Harbor Funds
Supplement to Statement of Additional Information dated March 1, 2006

Name Change

Effective October 1, 2006, Harbor Fund changed its name to Harbor Funds. Accordingly, all reference to "Harbor Fund" is hereby replaced with "Harbor Funds".

Effective October 1, 2006, HCA Securities, Inc. changed its name to Harbor Funds Distributors, Inc. Accordingly, all reference to "HCA Securities, Inc."
 is hereby replaced with "Harbor Funds Distributors, Inc."

Foreign Securities

The first paragraph on page 15 under "Foreign Securities" is hereby replaced with the following:

Each Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers. The only foreign securities that Harbor High-Yield Bond Fund and Harbor Money Market Fund may purchase are U.S. dollar-denominated foreign securities. Each Subadviser is responsible for determining, with respect to the Fund that it manages, whether a particular issuer would be considered a foreign issuer. Normally, foreign governments and their agencies and instrumentalities are considered foreign issuers. In the case of non governmental issuers, the Subadvisers generally may consider one or more of the following factors when making that determination:

*	whether the equity securities of the company principally trade on stock
	exchanges in one or more foreign countries;

*	the extent to which a company's total revenue is derived from goods produced,
	sales made or services performed in one or more foreign countries or the
	extent to which its assets are located in one or more foreign countries; and/or

*	whether the company is organized under the laws of a foreign country or its
	principal executive offices are located in a foreign country.

Each Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company's economic fortunes and risks are primarily linked to the U.S and the company's principal operations are conducted from the U.S. or when the company's equity securities trade principally on a U.S. stock exchange.

Trustee Ownership of Fund Shares

The following table discloses the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005 (i) in each Fund; and (ii) on an aggregate basis in the Harbor Funds family.

Name of Trustee		Dollar Range of Ownership in each Fund		Aggregate Dollar Range
									of Ownership in Harbor
										Funds
Independent Trustees
Howard P. Colhoun	Harbor Capital Appreciation FundOver $100,000		Over $100,000
			Harbor Mid Cap Growth Fund	Over $100,000
			Harbor Small Cap Growth Fund	Over $100,000
			Harbor Large Cap Value Fund	Over $100,000
			Harbor Small Cap Value Fund	Over $100,000
			Harbor International Fund	Over $100,000
			Harbor Bond Fund		$1 - $10,000
			Harbor Money Market Fund	Over $100,000


John P. Gould		Harbor Capital Appreciation FundOver $100,000		Over $100,000
			Harbor Small Cap Growth Fund	$1 - $10,0000
			Harbor Large Cap Value Fund	$10,001 - $50,000
			Harbor Small Cap Value Fund	Over $100,000
			Harbor International Fund	$50,001 - $100,000
			Harbor Bond Fund		$1 - $10,000
			Harbor Money Market Fund	$1 - $10,000

Rodger F. Smith		Harbor Capital Appreciation FundOver $100,000		Over $100,000
			Harbor Mid Cap Growth Fund	Over $100,000
			Harbor Small Cap Growth Fund	Over $100,000
			Harbor Large Cap Growth Fund	Over $100,000
			Harbor Small Cap Value Fund	Over $100,000
			Harbor International Fund	Over $100,000
			Harbor International Growth FundOver $100,000
			Harbor High-Yield Bond Fund	$50,001 - $100,000
			Harbor Money Market Fund	$50,001 - $100,000

Interested Trustee
David G. Van Hooser	Harbor Capital Appreciation FundOver $100,000		Over $100,000
			Harbor Mid Cap Growth Fund	Over $100,000
			Harbor Small Cap Growth Fund	Over $100,000
			Harbor Large Cap Value Fund	Over $100,000
			Harbor Mid Cap Value Fund	Over $100,000
			Harbor Small Cap Value Fund	Over $100,000
			Harbor International Fund	Over $100,000
			Harbor International Growth FundOver $100,000
			Harbor High-Yield Bond Fund	Over $100,000
			Harbor Bond Fund		Over $100,000
			Harbor Real Return Fund		Over $100,000
			Harbor Short Duration Fund	Over $100,000
			Harbor Money Market Fund	Over $100,000

Raymond J. Ball was appointed as an Independent Trustee on February 14, 2006 and did not beneficially own any equity securities in Harbor Funds as of December 31, 2005.


Dated:  November 13, 2006